Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Summary of income tax benefit and expense

	2021	2020	2019
	k€	k€	k€
Current taxes:
- Current tax expense	(12,309)	(12,804)	(13,013)
- Adjustment for prior years	(4,095)	739	385
Total current taxes	(16,404)	(12,065)	(12,628)

Deferred taxes:
- Tax loss carry forwards	(5,140)	(10,319)	(10,570)
- Temporary differences	74	2,822	3,835
Total deferred taxes	(5,066)	(7,497)	(6,735)

Total income tax expense)	(21,470)	(19,562)	(19,363)

Schedule of effective income tax rate

	2021	2020	2019
	k€	k€	k€
Income before taxes	236,980	25,840	56,675
Expected German income tax rate	32.28%	32.28%	32.28%
Expected income tax benefit (expense)	(76,497)	(8,341)	(18,295)
Non-deductible expenses	(511)	(2,533)	(1,731)
Taxable income not recognised in income before tax	—	(7,796)	—
R&D tax credits	6,742	5,983	7,077
Tax free income	71,917	5,485	3,558
Permanent differences from GILTI	(444)	(1,401)	(6,029)
Tax effects from investments accounted for using the equity method	(9,300)	(2,884)	(658)
Deviation tax rates to expected tax rate	1,815	690	2,444
Change in tax rates	521	124	(19)
Change in recognition of deferred tax assets	(10,247)	(9,317)	(4,391)
Non-periodic taxes
Current Taxes	(4,095)	739	385
Deferred Taxes	(570)	203	—
Other	(801)	(514)	(1,704)
Effective income tax income (expense)	(21,470)	(19,562)	(19,363)
Effective income tax rate	9.06%	75.70%	34.16%

Schedule of deferred income tax assets and liabilities

	01 Jan 2021		Recognised in			31 Dec 2021
		Recognised	the other		Foreign		Deferred	Deferred
		in	comprehensive		currency		tax	tax
	Net balance	profit or loss	income		translation	Net	assets	liabilities
	k€	k€	k€		k€	k€	k€	k€
Property, plant and equipment	(2,840)	(1,969)	—		(46)	(4,855)	1,528	(6,383)
Intangible assets	(25,314)	3,296	—		(330)	(22,348)	468	(22,816)
Right of use assets	(23,535)	1,556	—		—	(21,979)	—	(21,979)
Financial assets	(316)	(3,669)	—		—	(3,985)	401	(4,386)
Provisions and deferred income	4,801	(768)	7		(75)	3,965	6,516	(2,551)
Lease obligations	23,274	(3,347)	—		—	19,927	20,297	(370)
Other	(1,309)	6,245	—		13	4,949	5,254	(305)
Tax credits	1,521	(1,270)	708	*	75	1,034	1,034	—
Loss carryforward	27,711	(5,140)	—		392	22,963	22,963	—
Total	3,993	(5,066)	715		29	(329)	58,461	(58,790)
Set off of tax	—	—	—		—	—	(41,102)	41,102
Net	3,993	(5,066)	715		29	(329)	17,359	(17,688)

* Recorded in Equity without any impact on other comprehensive income

	01 Jan 2020		Recognised in			31 Dec 2020
		Recognised	the other		Foreign		Deferred	Deferred
		in	comprehensive		currency		tax	tax
	Net balance	profit or loss	income		translation	Net	assets	liabilities
	k€	k€	k€		k€	k€	k€	k€
Property, plant and equipment	(2,947)	284	—		(177)	(2,840)	1,450	(4,290)
Intangible assets	(29,494)	4,964	—		(784)	(25,314)	564	(25,878)
Right of use assets	(31,729)	8,194	—		—	(23,535)	—	(23,535)
Financial assets	(1,012)	704	—		(8)	(316)	29	(345)
Provisions and deferred income	4,699	(75)	149		28	4,801	7,541	(2,740)
Lease obligations	31,180	(7,906)	—		—	23,274	23,557	(283)
Other	1,841	(3,150)	—		—	(1,309)	1,601	(2,909)
Tax credits	2,493	(192)	(881)	*	102	1,521	1,521	—
Loss carryforward	37,549	(10,319)	—		481	27,711	27,711	—
Total	12,580	(7,497)	(732)		(358)	3,993	63,974	(59,981)
Set off of tax	—	—	—		—	—	(39,582)	39,582
Net	12,580	(7,497)	(732)		(358)	3,993	24,392	(20,399)

*Recorded in Equity without any impact on other comprehensive income

Summary of tax loss, interest carryforwards and tax credits

	2021	2020	2019
	k€	k€	k€
Tax loss carryforwards (not expiring)	307,682	272,796	221,772
Time-limited tax losses
- expiring until 2026 (2020: 2025)(2019: 2024)	21,409	19,259	22,444
- expiring from 2027 to 2031 (2020: 2026-2030) (2019: 2025-2029)	38,207	45,409	42,931
- expiring from 2032 (2020: 2031)(2019: 2030)	73,811	43,945	88,218
Interest carryforward	—	—	—
Tax credits	1,286	1,119	1,140
Total	442,395	382,528	376,505